CORPORATE BONDS — 94.67%	Principal Amount	Fair Value

Corporate Bonds - Domestic — 83.02%
Ally Financial, Inc., 5.75%, 11/20/2025	$ 500,000	$ 574,817
Ally Financial, Inc., 4.70%, 8/15/2169 (3MO LIBOR + 348bps)(a)	250,000	253,825
American Airlines Pass Through Trust, Series 2013-2, 4.95%, 1/15/2023	950,029	964,319
AT&T, Inc., 3.80%, 2/15/2027	300,000	334,954
Atmos Energy Corp., 0.63%, 3/9/2023	600,000	600,197
Atrazeneca Finance LLC, 1.20%, 5/28/2026	500,000	499,034
B&G Foods, Inc., 5.25%, 4/1/2025	250,000	257,088
B&G Foods, Inc., 5.25%, 9/15/2027	500,000	521,394
Bank of America Corp., 3.95%, 4/21/2025	1,000,000	1,098,523
Boeing Co. (The), 2.75%, 2/1/2026	750,000	784,271
Boeing Co. (The), 3.63%, 2/1/2031	250,000	269,439
Broadcom, Inc., 4.70%, 4/15/2025	500,000	563,795
Bunge Ltd. Finance Group, 1.63%, 8/17/2025	500,000	506,759
Calumet Specialty Products Partners LP, 7.75%, 4/15/2023	750,000	748,949
Charles Schwab Corp. (The), 4.00%, Perpetual (3MO LIBOR + 231bps)(a)	500,000	512,125
Continental Airlines Pass Through Trust, Series 2012-1 A, 4.15%, 4/11/2024	369,813	393,384
Continental Airlines Pass Through Trust, Series 2-A, 4.00%, 10/29/2024	408,396	432,599
Dominion Energy, Inc., 1.45%, 4/15/2026	700,000	705,963
Edison International, 5.38%, 9/15/2069 (3MO LIBOR + 370bps)(a)	500,000	504,900
Energy Transfer LP, 6.50%, 11/15/2167	500,000	508,390
Ford Motor Co., 8.50%, 4/21/2023	900,000	1,005,479
General Motors Financial Co., Inc., 4.35%, 4/9/2025	750,000	829,613
Genworth Financial, Inc., 7.63%, 9/24/2021	550,000	559,647
Genworth Holdings, Inc., 2.16%, 11/15/2036 (3MO LIBOR + 200bps)(a)	1,000,000	651,207
Hawaiian Airlines Pass Through Trust, Series 2013-1, 4.95%, 1/15/2022	564,585	563,962
HSBC Holdings PLC, 0.98%, 5/24/2025 (3MO LIBOR + 65bps)(a)	500,000	499,831
JPMorgan Chase & Co., 3.88%, 9/10/2024	500,000	545,391
JPMorgan Chase & Co., 3.65%, Perpetual (3MO LIBOR + 275bps)(a)	250,000	250,663
LYB International Finance III, LLC, 2.88%, 5/1/2025	550,000	584,536
Morgan Stanley, 5.00%, 11/24/2025	1,200,000	1,385,088
Nordstrom, Inc., 4.00%, 3/15/2027	300,000	311,878
Range Resources Corp., 5.00%, 3/15/2023	500,000	518,793
Range Resources Corp., 4.88%, 5/15/2025	250,000	259,063
Ross Stores, Inc., 4.60%, 4/15/2025	250,000	282,421
Ross Stores, Inc., 0.88%, 4/15/2026	550,000	539,145
Sprint Corp., 7.88%, 9/15/2023	500,000	568,663
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 7/2/2022	322,035	334,031
United Airlines 2020-1 Class A Pass Through Trust, Series 20-1, 5.88%, 4/15/2029	237,913	264,551
US Airways Pass Through Trust, 5.38%, 11/15/2021	728,276	730,596
VeriSign, Inc., 5.25%, 4/1/2025	300,000	341,082
Verizon Communications, Inc., 3.38%, 2/15/2025	500,000	543,855
VMware Inc., 3.90%, 8/21/2027	700,000	778,914
Wells Fargo & Co., 3.90%, Perpetual (3MO LIBOR + 264bps)(a)	400,000	414,370
Welltower, Inc., 2.05%, 1/15/2029	500,000	502,004

CORPORATE BONDS — 94.67% - continued	Principal Amount	Fair Value

TOTAL CORPORATE BONDS - DOMESTIC (Cost $23,817,789)		$ 24,299,508

Corporate Bonds - Foreign — 11.65%
Corporate Bonds - Canada - 1.89%
Toronto-Dominion Bank (The), 3.63%, 9/15/2031 (3MO LIBOR + 205bps)	500,000	554,666

Corporate Bonds - Finland - 1.89%
Nokia Oyj, 4.38%, 6/12/2027	500,000	553,790

Corporate Bonds - Ireland - 3.41%
AerCap Ireland Capital DAC, 6.50%, 7/15/2025	850,000	998,101

Corporate Bonds - Japan - 1.68%
Mizuho Financial Group, Inc., 1.23%, 5/22/2027 (3MO LIBOR + 80bps)(a)	500,000	493,106

Corporate Bonds - United Kingdom - 2.78%
Barclays PLC, 1.54%, 5/16/2024 (3MO LIBOR + 138bps)(a)	800,000	814,779

TOTAL CORPORATE BONDS - FOREIGN (Cost $3,412,607)		3,414,442

TOTAL CORPORATE BONDS (Cost $27,230,396)		27,713,950

U.S. GOVERNMENT & AGENCIES — 1.70%

United States Treasury Note, 0.25%, 6/15/2024	500,000	497,012

TOTAL U.S. GOVERNMENT & AGENCIES (Cost $499,018)		497,012

MONEY MARKET FUNDS - 2.88%

Fidelity Investments Money Market Government Portfolio, Class I, 0.01%(b)	841,813	841,813

TOTAL MONEY MARKET FUNDS (Cost $841,813)		841,813

TOTAL INVESTMENTS — 99.25% (Cost $28,571,227)		29,052,775

Other Assets in Excess of Liabilities — 0.75%		218,354

NET ASSETS — 100.00%		$ 29,271,129

(a)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2021. The benchmark on which the rate is calculated is shown parenthetically.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.